Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amounts charged to us or reimbursed by us under these agreements

The amounts charged to us or reimbursed by us under these agreements were as follows ($ in thousands):

	Years ended December 31,
	2021	2020
Administrative services provided by Idealab	$1,334	$536
Reimbursement to Idealab for expenses incurred	—	281
Total Idealab transactions	$1,334	$817